SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Cash and cash equivalents held in foreign banks		$ 6,800,000	$ 6,800,000.0
Advertising expenses		121,000	127,000
property, plant and equipment impairment		$ 0	$ 252,000
AMT credit refund	$ 640,000
Common stock equivalent shares		186,000	74,000
Options excluded from the computation of diluted EPS		12,500	25,000
Foreign accounts receivable		$ 1,813,000	$ 587,000